Provisions - Other Benefit Plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) plan	Dec. 31, 2017 USD ($)
Other provisions [abstract]
Provisions for litigation	$ 4,450	$ 8,900
Litigation paid	$ 4,450
Globe Metallurgical Inc [Member]
Other Benefit Plans [Abstract]
Company match percentage	25.00
Globe Metallurgical Inc [Member] | North America
Other Benefit Plans [Abstract]
Number of defined contribution plans provided | plan	2
Maximum | Globe Metallurgical Inc [Member]
Other Benefit Plans [Abstract]
Percentage of compensation	6.00
Asbestos-related claims
Other provisions [abstract]
Bond to guarantee civil financial responsibility	$ 1,775